Unaudited Condensed Consolidated Statements of Operations and Comprehensive (Loss) - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Revenues
Total revenues		$ 8,348,329	$ 10,376,170
Cost of revenues
Total cost of revenues		(3,611,233)	(6,052,831)
Gross Profit		4,737,096	4,323,339
Operating Expenses
Selling and marketing expenses		(2,009,753)	(3,945,328)
General and administrative expenses		(2,643,824)	(4,639,182)
Research and development expenses		(135,069)	(298,987)
Impairment of property and equipment			(1,464,413)
Total Operating Expenses		(4,788,646)	(10,347,910)
Loss from Operations		(51,550)	(6,024,571)
Interest income, net		101,106	57,430
Other income, net		27,133	784,979
Income (Loss) Before Income Taxes		76,689	(5,182,162)
Income tax benefits		106,244	402,304
Net Income (Loss)		182,933	(4,779,858)
Net (income) loss attributable to noncontrolling interests		(92,886)	58,268
Net Income (Loss) Attributable to Zhongchao Inc.’s shareholders		90,047	(4,721,590)
Other Comprehensive (Loss) Income
Foreign currency translation adjustment		(527,766)	(1,129,443)
Comprehensive Loss		(344,833)	(5,909,301)
Total comprehensive (income) loss attributable to noncontrolling interests		(22,141)	206,616
Total Comprehensive Loss Attributable to Zhongchao Inc.’s Shareholders		$ (366,974)	$ (5,702,685)
Weighted Average Number of Ordinary Share Outstanding*
Basic (in Shares)	[1]	2,637,340	2,602,915
Diluted (in Shares)	[1]	2,637,340	2,602,915
(Loss) Earnings per Share
Basic (in Dollars per share)		$ 0.03	$ (1.81)
Diluted (in Dollars per share)		$ 0.03	$ (1.81)
Service
Revenues
Total revenues		$ 6,595,083	$ 4,856,333
Cost of revenues
Total cost of revenues		(2,539,777)	(2,710,770)
Product
Revenues
Total revenues		1,753,246	5,519,837
Cost of revenues
Total cost of revenues		$ (1,071,456)	$ (3,342,061)

[1]	Retrospectively restated for the effect of share consolidation